Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022 (period)	$ 63,195
2023	119,046
2024	103,935
2025	103,478
2026	90,580
2027 and thereafter	356,483
Total	$ 836,717